INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Schedule of inventory, net
	June 30,	December 31,
	2022	2021
	$	$
Raw materials, parts and supplies	1,855	1,947
Finished products	1,786	1,614

	3,641	3,561